Fair Value Measurements - Schedule of Changes in Fair Value of Financial Liabilities (Details) (fuboTV Inc.) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Change in fair value of Level 3 liabilities	$ 297	$ 128	$ 815	$ (91)
Fair Value, Inputs, Level 3 [Member]
Beginning balance	3,574	5,546	5,546
Ending balance			3,574	5,546
fuboTV Inc. [Member]
Beginning balance
Issuance of convertible notes derivatives			2,120	574
Change in fair value of Level 3 liabilities				(4,697)
Ending balance
fuboTV Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance				4,123
Issuance of convertible notes derivatives	2,120		2,120	574
Change in fair value of Level 3 liabilities				1,074
Settlement of convertible notes	(2,120)		(2,120)	(5,771)
Ending balance